BORROWINGS	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
Current and non-current non-recourse borrowings in subsidiaries of the company as at June 30, 2024, net of deferred financing costs, premiums and discounts were $238 million and $8,094 million (December 31, 2023: $793 million and $8,030 million). Non-recourse borrowings in subsidiaries of the company include borrowings made under subscription facilities of Brookfield-sponsored private equity funds.
The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating rates. The majority of borrowings drawn are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
The company’s operations are currently in compliance with all covenant requirements, and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.